UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number                     811-22516
GAI Aurora Opportunities Fund, LLC (formerly, ASGI Aurora Opportunities Fund, LLC)
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460
Date of fiscal year end:  March 31
Date of reporting period:  September 30, 2014
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

ASGI Aurora Opportunities Fund, LLC

Consolidated Financial Statements as of and for the
Six Month Period Ended September 30, 2014

ASGI Aurora Opportunities Fund, LLC

Table of Contents

Page

Consolidated Schedule of Investments	1

Consolidated Statement of Assets, Liabilities and Net Assets	3

Consolidated Statement of Operations	4

Consolidated Statements of Changes in Net Assets	5

Consolidated Statement of Cash Flows	6

Consolidated Financial Highlights	7

Notes to Consolidated Financial Statements	9

Supplemental Information	22

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) As of September 30, 2014

Strategy	Investments	Cost	Fair Value
Event-Driven - 15.14%
	Cevian Capital II Ltd.	$1,600,366	$2,009,142
	Corvex Offshore Ltd.	3,300,000	3,498,595
	Tyrus Capital Event Fund Limited	2,750,000	3,413,217
	ValueAct Capital International II, LP	2,400,000	2,705,119
	West Face Long Term Opportunities (USA) LP*	56,571	44,134
	West Face Long Term Opportunities Fund Ltd.	2,178,904	2,488,083
			14,158,290
Long/Short Credit - 20.73%
	Centerbridge Credit Partners Offshore, Ltd.	911,773	1,202,649
	Centerbridge Credit Partners, LP*	10,993	22,466
	Redwood Offshore Fund Ltd.	4,950,000	6,034,761
	Thoroughbred Offshore Fund Ltd.	4,308,380	5,678,466
	York Credit Opportunities Unit Trust	5,250,000	6,446,702
			19,385,044
Long/Short Equities - 33.37%
	AKO Fund Limited	2,810,000	3,097,868
	Broadway Gate Offshore Fund, Ltd.	3,131,700	3,718,402
	Cadian Offshore Fund Ltd.	2,550,000	2,858,324
	Greenlight Capital Offshore (Gold), Ltd.	877,500	1,073,057
	Greenlight Capital Offshore Qualified, Ltd.	2,425,000	2,752,344
	JAT Capital Offshore Fund Ltd	2,650,000	2,835,497
	Lansdowne Developed Markets Fund Limited	2,600,000	3,473,220
	Miura Global Fund, Ltd.	2,963,922	3,387,508
	Naya Fund	2,650,000	2,559,714
	North Tide Capital Offshore, Ltd.	2,600,000	2,479,458
	Passport Special Opportunities Fund, LP*	212,814	313,559
	Tybourne Equity (Offshore) Fund	2,345,970	2,651,985
			31,200,936
Macro - 17.11%
	AHL (Cayman) SPC	2,050,000	2,196,756
	BlueCrest Capital International Limited	2,550,000	2,536,157
	Brevan Howard Fund Limited	375,000	372,771
	Brevan Howard Multi-Strategy Fund Limited	2,025,000	2,269,647
	Discovery Global Macro Fund, Ltd.	675,000	738,806
	Discovery Global Opportunity Fund, Ltd.	2,450,000	3,187,195
	Dymon Asia Macro Fund	2,550,000	2,948,743
	Trient Global Macro Fund	1,700,000	1,750,051
			16,000,126

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Schedule of Investments (unaudited) (continued) As of September 30, 2014

Strategy	Investments	Cost	Fair Value
Opportunistic - 10.77%
	JHL Capital Group Fund Ltd.	$1,850,000	$1,829,617
	Luxor Capital Partners Offshore, Ltd.	1,599,990	1,756,449
	Peak6 Achievement Fund XL Ltd.	1,704,096	1,759,665
	Roystone Capital Offshore Fund Ltd.	1,950,000	2,010,510
	York European Opportunities Unit Trust	2,454,264	2,712,436
			10,068,677
Total Investments (Cost $79,467,243**) - 97.12%			90,813,073
Other Assets and Liabilities, net - 2.88%			2,693,338
Net Assets - 100.00%			$93,506,411

Percentages shown are stated as a percentage of net assets as of September 30, 2014. All investments in Investment Funds are non-income producing.

*	Investment Fund held in ASGI Aurora Special Onshore Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2014, as computed for federal tax purposes, were as follows:

	Aggregate cost	$88,070,155

	Gross unrealized appreciation	$4,459,269
	Gross unrealized depreciation	(1,716,351)
	Net unrealized appreciation	$2,742,918

Investments by Strategy (as a percentage of total investments)
Long/Short Equities	34.36%
Long/Short Credit	21.34
Macro	17.62
Event-Driven	15.59
Opportunistic	11.09
100.00%

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Statement of Assets, Liabilities and Net Assets (unaudited) As of September 30, 2014

Assets

Investments in Investment Funds, at fair value (cost - $79,467,243)	$90,813,073
Cash and cash equivalents	7,168,350
Receivable for investments in Investment Funds sold	1,826,289
Other prepaid assets	6,275
Total assets	99,813,987

Liabilities

Tenders payable	5,665,670
Subscriptions received in advance	257,000
Management fee payable	103,306
Deferred tax liability	59,913
Due to Adviser	28,661
Investor Distribution and Servicing Fees payable	9,520
Fund Board fees and expenses payable	8,106
Accrued expenses and other liabilities	175,400
Total liabilities	6,307,576

Net Assets

Total net assets	$93,506,411

Net Assets consist of:

Paid-in capital	$91,778,369
Undistributed net investment loss	(6,835,793)
Accumulated net realized gain/(loss) on investments	(2,781,995)
Net unrealized appreciation/(depreciation) on investments	11,345,830
Retained earnings	1,728,042
Total net assets	$93,506,411

Net Assets per Share

ASGI Aurora Opportunities Fund, LLC Class I (834,543.635 Shares outstanding)	$104.34
ASGI Aurora Opportunities Fund, LLC Class A (62,138.323 Shares outstanding)	$103.52

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Statement of Operations (unaudited) For the Six Month Period Ended September 30, 2014

Investment Income

Interest	$403

Fund Expenses

Management fee	587,664
Professional fees	145,529
Administrative and custodian fees	144,485
Fund Board fees and expenses	27,427
Commitment fees	25,670
Investor Distribution and Servicing fee	18,060
Other operating expenses	20,064
Total operating expenses	968,899
Expense recoupment by Adviser	121,698
Net expenses	1,090,597
Net investment loss	(1,090,194)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) from investments in Investment Funds	394,586
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	1,374,152
Total net realized and unrealized gain/(loss) from investments	1,768,738
Net increase in net assets resulting from operations	$678,544

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Statement of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended September 30, 2014 (unaudited)	For the Year Ended March 31, 2014
Operations

Net investment loss	$(1,090,194)	$(1,796,906)
Net realized gain/(loss) on investments in Investment Funds	394,586	771,935
Net change in unrealized appreciation/(depreciation) from investments in
Investment Funds	1,374,152	4,752,488
Net increase in net assets resulting from operations	678,544	3,727,517

Distributions to Shareholders

Distribution of net investment income	-	(4,485,902)

Capital Transactions

Issuance of shares	17,619,015	32,521,397
Reinvestment of distributions	-	2,344,192
Shares tendered	(8,326,575)	(6,290,064)
Early withdrawal fees	2,990	3,640
Increase in net assets derived from capital transactions	9,295,430	28,579,165

Net Assets

Total increase in net assets	9,973,974	27,820,780
Beginning of period	83,532,437	55,711,657
End of period	$93,506,411	$83,532,437

Undistributed net investment loss	$(6,835,793)	$(6,532,337)

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Statement of Cash Flows (unaudited) For the Six Month Period Ended September 30, 2014

Cash Used in Operating Activities

Net increase in net assets resulting from operations	$678,544
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(16,235,000)
Proceeds from sales of investments in Investment Funds	2,517,026
Net realized (gain)/loss from investments in Investment Funds	(394,586)
Net change in unrealized (appreciation)/depreciation on investments in Investment Funds	(1,374,152)
Increase in receivable for investments in Investment Funds sold	(813,971)
Decrease in other prepaid assets	6,130
Decrease in investments in Investment Funds paid in advance	7,100,000
Increase in management fee payable	15,352
Decrease in due to Adviser	(31,488)
Increase in Investor Distribution and Servicing Fees payable	2,406
Increase in Fund Board fees and expenses payable	1,481
Decrease in accrued expenses and other liabilities	(60,347)
Net cash used in operating activities	(8,588,605)

Cash Provided by Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(1,653,000))	15,966,015
Payments for shares tendered (net of change in payable for tenders of $(4,609,071))	(3,717,504)
Early withdrawal fees	2,990

Net cash provided by financing activities	12,251,501

Cash and Cash Equivalents

Net increase in cash and cash equivalents	3,662,896
Cash and cash equivalents at beginning of period	3,505,454
Cash and cash equivalents at end of period	$7,168,350

Supplemental Disclosure of Cash Flow Information

Taxes paid for the period	$25

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Financial Highlights

	Class I					Class A
	For the Six Month Period Ended September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period from January 31, 2013(a) to March 31, 2013		For the Six Month Period Ended September 30, 2014 (Unaudited)		For the Year Ended March 31, 2014	For the Period from January 1, 2013(a) to March 31, 2013
Per Share operating performance: (For Share outstanding throughout the period/year)
Net asset value per Share, beginning of period/year	$103.67		$104.38	$100.00		$103.16		$104.33	$100.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(1.18)		(2.53)	(0.62)		(1.48)		(2.97)	(0.67)
Net realized and unrealized gain/(loss) from investments	1.85		7.83	5.00		1.84		7.81	5.00
Total income/(loss) from investment operations	0.67		5.30	4.38		0.36		4.84	4.33
Less: Distribution of net investment income to Members	-		(6.01)	-		-		(6.01)	-
Distribution of net realized capital gains to Members	-		-	-		-		-	-
Total distributions to Members	-		(6.01)	-		-		(6.01)	-
Net asset value per Share, end of period/year	$104.34		$103.67	$104.38		$103.52		$103.16	$104.33

Total return(g)	0.65%	(e)	5.11%	4.38%	(e)	0.35%	(e)	4.66%	4.33%	(e)

Ratios to average net assets:
Gross expenses(c)(d)	2.02%		2.32%	2.58%		2.61%		2.75%	2.76%
Expenses recouped/(reimbursed)(c)(d)	0.26%		0.08%	(0.18%	)	0.26%		0.08%	(0.18%	)
Net expenses, including non-reimbursable expenses(c) (d) (f)	2.28%		2.40%	2.40%		2.87%		2.83%	2.58%
Net investment income/(loss)(c)(d)	(2.27%	)	(2.40% )	(2.40%	)	(2.86%	)	(2.83% )	(2.58%	)
Net assets, end of period/year (in (thousands)	$87,074		$77,637	$51,739		$6,432		$5,895	$3,973

Portfolio turnover rate	2.95%	(e)	25.26%	7.88%	(e)	2.95%	(e)	25.26%	7.88%	(e)

(a)	Reorganization date. Reorganization occurred at the end of the day December 31, 2012.
(b)	Based on average Shares outstanding.
(c)	The expenses and net investment loss ratios do not include income expenses of the Investment Funds in which the Fund invests.
(d)	Annualized for periods less than one year.
(e)	Not annualized.
(f)	Net expenses excluding non-reimbursible expenses are capped at 2.25% and 3.00% for Class I and Class A, respectively.
(g)	The total return calculation assumes reinvestment of all distributions.

See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Consolidated Financial Highlights (continued)

	Class I					Class A
	For the Period from April 1, 2012 to December 31, 2012(a) (e)		For the Year Ended March 31, 2012(e)	For the Period from January 3,201 (f) to March 31, 2011(e)		For the Period from April 1, 2012 to December 31, 2012 (a) (e)		For the Period from January 1,2012(g) to March 31, 2012(e)

Total return:
Total return before performance allocation	1.80%		(5.03%)	0.60%		1.80%		6.19%
Performance allocation	(0.15%)		(0.13%)	(0.06%)		(0.24%)		(0.62%)
Total return after performance allocation	1.65%		(5.16%)	0.54%		1.56%		5.57%

Ratios to average members' capital:
Net investment income/(loss) (b) (c)	(2.17%)		(2.00%)	(2.00%)		(2.46%)		(2.04%)
Total expenses before reimbursement(b) (c)	2.94%		2.64%	7.75%		3.00%		1.69%
Expenses reimbursement(b) (c)	(0.94%)		(0.64%)	(5.75%)		(1.00%)		0.35%
Performance allocation(b)	0.12%		0.15%	0.06%		0.33%		0.46%
Total expenses and performance allocation(b) (c)	2.12%		2.15%	2.06%		2.33%		2.50%
Members' capital, end of period (in thousands)	$40,296		$49,784	$26,757		$3,538		$1,461

Portfolio turnover rate	7.11	% (d)	27.93%	0.00	% (d)	7.11	% (d)	27.93	% (d)

(a)	Reorganization date. Reorganization occurred at the end of the day December 31, 2012.
(b)	The expenses and net investment loss ratios do not include income expenses of the Investment Funds in which the Fund invests.
(c)	Annualized for periods less than one year.
(d)	Not annualized.
(e)	Not consolidated numbers as ASGI Aurora Special Onshore Asset Holdings, Inc. commenced operation on January 1, 2013.
(f)	Inception date.
(g)	Date of first Member subscription into class following inception.
See accompanying notes to consolidated financial statements.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) September 30, 2014

1. Organization

ASGI Aurora Opportunities Fund, LLC (the "Aurora Fund"), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), since January 3, 2011. The Aurora Fund is a closed-end management investment company. On November 20, 2012, ASGI Aurora Special Onshore Asset Holdings Inc. (the "Domestic Blocker") was registered as a corporation in the state of Delaware. The Domestic Blocker is a wholly-owned subsidiary of the Fund and commenced operations on January 1, 2013 (the "Reorganization Date"). These financial statements are the consolidated financial statements of the Aurora Fund and the Domestic Blocker (collectively, the "Fund").

Alternative Strategies Group, Inc. (the "Adviser"), a North Carolina corporation, is the investment adviser to the Fund. The Adviser has retained Aurora Investment Management L.L.C., a Delaware limited liability company, to act as the subadviser to the Fund (the "Subadviser"). The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund's investment program.

The Fund's investment objective is to generate consistent long-term capital appreciation with diversification of risk through the use of a "multi-manager, multi-strategy" global investment strategy. The Fund will attempt to invest broadly across worldwide markets which may include the United States and North America, Latin America, Eastern and Western Europe and Asia.

The Fund seeks to accomplish this objective by allocating its capital primarily among a select group of collective investment vehicles ("Investment Funds") managed by experienced investment managers ("Investment Managers") that implement a number of different alternative investment strategies and invest in a variety of worldwide markets. However, the Fund does not follow a rigid investment policy and is not restricted from participating in any market, strategy or investment other than as set forth hereunder or under the terms of the 1940 Act. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund's assets. There can be no assurance that the Fund's investment objective will be achieved or that the Fund will not incur losses.

The Fund's Board of Managers (the "Fund Board") provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States ("GAAP").

(a) Valuation of investments in Investments Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board. The fair value ordinarily will be the value of an interest in an Investment Fund determined by the Investment Manager as reported by a third party administrator of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund's interests in the Investment Funds. Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund's interests in the Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund's reported valuation does not represent fair value. If it is determined that the Investment Fund's reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2014, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Investment Fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment. A description of each investment in the Fund by strategy can be found in the tables within the Consolidated Schedule of Investments.

(b) Consolidation – The Aurora Fund consolidates its investment in the Domestic Blocker because the Domestic Blocker is a wholly-owned subsidiary of the Aurora Fund. Accordingly, the accompanying consolidated financial statements include the assets and liabilities and results of operations for the Domestic Blocker. Any material intercompany accounts and transactions have been eliminated in consolidation.

(c) Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required for the Aurora Fund. However, for the Domestic Blocker, an income tax provision was calculated and is disclosed in the Fund's annual financial statements.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes. ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2014.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

The Fund utilizes a tax-year end of October 31 and the Fund's income and federal excise tax returns and all financial records supporting the 2013 return are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2013 (the Fund's last tax-year end), the Fund held a capital loss carryforward of $226,729, which can be used to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

(d) Security transactions and investment income – The Fund's transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund's transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex- dividend date. The Fund will indirectly bear a portion of the Investment Funds' income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund's consolidated financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Consolidated Statement of Operations or in the Consolidated Financial Highlights.

(e) Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(f) Distributions – Distributions will be paid at least annually on limited liability company interests ("Shares") in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each investor (each, a "Member") will automatically be a participant under the Fund's Dividend Reinvestment Plan ("DRP") and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member's broker or intermediary.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(g) Use of estimates – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through December 31, 2014, the Adviser has contractually agreed to limit the Fund's total annualized ordinary fund-wide operating expenses to 2.25%. Members holding Shares designated as Class I ("Class I Shares") have no class-specific expenses. Members holding Shares designated as Class A ("Class A Shares") will pay (in addition to up to 2.25% in fund-wide expenses) an additional annualized amount of up to 0.75% (the "Investor Distribution and Servicing Fee"), for a total of up to 3.00%. Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and the Investor Distribution and Servicing Fee charged to Class A Shares. Ordinary fund-wide operating expenses include the Fund's management fee, start-up, offering and organizational expenses.

The Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund's ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shares) fall below the annualized rate of 2.25% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. No expenses were reimbursed to the Fund by the Adviser during the six month period ended September 30, 2014. However, expenses in the amount of $121,698 were recouped by the Adviser for the six month period ended September 30, 2014, and are included in the Consolidated Statement of Operations.

As of September 30, 2014, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expense were as follows:

Amount	Date
$170,169	March 31, 2015
$359,372	March 31, 2016

As of September 30, 2014, the amount of expenses recoupable by the Adviser and payable by the Fund was $28,661.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the "Administrator") serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund's beginning of the month's net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for consolidated financial statement preparation and other services.

The Bank of New York Mellon (the "Custodian") serves as the Custodian to the Fund. Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross ending assets at the end of each month.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(k)  Accounting pronouncements – In June 2013, the FASB issued ASU No. 2013-08, Financial Services — Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements. ASU 2013-08 amends the current criteria for an entity to qualify as an investment company, creates new disclosure requirements and amends the measurement criteria for certain interests in other investment companies. Under the new standard the typical characteristics of an investment company will be: (i) it has more than one investment and more than one investor, (ii) it has investors that are not related parties of the entity or the investment manager, (iii) it has ownership interests in the form of equity or partnership interests, and (iv) it manages substantially all of its investments on a fair value basis. The standard also reaffirms that a noncontrolling interest in another investment company should be measured at fair value instead of the equity method. It also includes additional disclosure requirements for an entity to disclose the fact that it is an investment company, and to provide information about changes, if any, in its status as an investment company. Finally, an entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investors. The requirements of the standard are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, with early application prohibited. Management has evaluated the standard and has concluded that it does not have a material impact to the Fund's consolidated financial statements.

3. Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the period are disclosed in the Consolidated Statement of Operations unless otherwise stated and include the following:

(a)  Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the "Placement Agent"), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Interests that are their customers.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Members in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent's ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended September 30, 2014, the Fund expensed Investor Distribution and Servicing Fees of $18,060. As of September 30, 2014, there were $9,520 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent's sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Member (the "Class A Share Placement Fee"). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member's investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member's investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member's "Immediate Family Members" (as defined in the Fund's subscription agreement). The Member must indicate in the subscription agreement who such "Immediate Family Members" are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Member and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2014, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Members upon subscription into the Fund were $4,985.

(c) Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended September 30, 2014 are disclosed in Note 4.

(d) Fund Board fees and expenses – For the six month period ended September 30, 2014, the Fund incurred Fund Board fees, including out of pocket expenses, of $27,427. As of September 30, 2014, amounts payable to the Fund Board were $8,106.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

4. Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA"). Although the Adviser is registered as a CPO it intends to rely on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from CPO registration in CFTC Regulation 4.5. Therefore, the Adviser is not required to deliver a CFTC disclosure document to the Fund's investors, nor is it required to provide Fund investors certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of September 30, 2014, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a decision to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

In addition, the CFTC, in consultation with other federal regulators, has proposed margin requirements for uncleared swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct uncleared swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The proposed rule may also affect the ability of the Fund to use swap agreements to implement the Fund's investment strategy and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of September 30, 2014, the actual margin requirements and ultimate impact of the rule proposals on the Fund is uncertain.

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Adviser is responsible for selecting an investment subadviser to manage the Fund's assets and to monitor such management of the Fund's assets in accordance with the Fund's investment objective and related investment policies. Subject to the approval of the Fund's Board, the Adviser may elect to manage the Fund's investments and determine the composition of the assets of the Fund.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for implementing a continuous investment program for the assets of the Fund, monitoring of the investment activities and holdings of the Fund, and for the selection of Investment Funds as well as direct investments of the Fund, in consultation with the Adviser.

The Fund pays the Adviser each month a fee ("Management Fee") equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares of the Fund calculated as of the last day of each month (before any repurchases of Shares). The Management Fee incurred by the Fund for the six month period ended September 30, 2014 was $587,664. As of September 30, 2014, the Management Fee payable to the Adviser was $103,306. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5. Investment Fund Transactions

Purchases of investments in Investment Funds for the six month period ended September 30, 2014 were $16,235,000. Proceeds from sales of investments in Investment Funds for the six month period ended September 30, 2014 were $2,517,026.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

6. Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds' portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund portfolio managers.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets at September 30, 2014.

The following table summarizes the Fund's investments in the Investment Funds during the six month period ended September 30, 2014, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund pays the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the net asset value of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 10% to 30% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
York Credit Opportunities Unit Trust	7.1%	$6,446,702	$140,778	$—	Annually	Cayman Islands
Redwood Offshore Fund Ltd.	6.6	6,034,761	125,155	—	Biennial	Cayman Islands
Thoroughbred Offshore Fund Ltd.	6.3	5,678,466	137,872	—	Annually	British Virgin Islands
Broadway Gate Offshore Fund, Ltd.	4.1	3,718,402	23,977	—	Quarterly	Cayman Islands
Corvex Offshore Ltd.	3.9	3,498,595	240,059	—	Quarterly	Cayman Islands
Lansdowne Developed Markets Fund Limited	3.8	3,473,220	84,414	—	Monthly	Cayman Islands
Tyrus Capital Event Fund Limited	3.8	3,413,217	66,990	—	Quarterly	Cayman Islands
Miura Global Fund, Ltd.	3.7	3,387,508	(111,096)	25,328	Monthly	British Virgin Islands
Discovery Global Opportunity Fund, Ltd.	3.5	3,187,195	5,032	—	Quarterly	Cayman Islands
AKO Fund Limited	3.5	3,097,868	94,771	—	Quarterly	Cayman Islands
Dymon Asia Macro Fund	3.2	2,948,743	317,527	—	Monthly	Cayman Islands
Cadian Offshore Fund Ltd.	3.2	2,858,324	167,661	—	Semi-Annually	Cayman Islands
JAT Capital Offshore Fund Ltd	3.2	2,835,497	218,524	—	Quarterly	Cayman Islands
Greenlight Capital Offshore Qualified, Ltd.	3.1	2,752,344	78,429	—	Annually	British Virgin Islands
York European Opportunities Unit Trust	3.0	2,712,436	35,057	—	Quarterly	Cayman Islands
ValueAct Capital International II, LP	3.0	2,705,119	72,067	—	Annually	British Virgin Islands
Tybourne Equity (Offshore) Fund	2.9	2,651,985	11,886	—	Quarterly	Cayman Islands
Naya Fund	2.8	2,559,714	(90,286)	—	Quarterly	Cayman Islands
BlueCrest Capital International Limited	2.8	2,536,157	6,027	—	Quarterly	Cayman Islands
West Face Long Term Opportunities Fund Ltd.	2.7	2,488,083	2,828	25,237	Quarterly	Cayman Islands
North Tide Capital Offshore, Ltd.	2.7	2,479,458	(120,542)	—	Quarterly	Cayman Islands
Brevan Howard Multi-Strategy Fund Limited	2.5	2,269,647	61,240	—	Monthly	Cayman Islands
AHL (Cayman) SPC	2.4	2,196,756	146,757	—	Monthly	Cayman Islands

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Roystone Capital Offshore Fund Ltd.	2.2	2,010,510	33,312	—	Quarterly	Cayman Islands
Cevian Capital II Ltd.	2.2	2,009,142	(77,853)	—	Annually	Cayman Islands
JHL Capital Group Fund Ltd.	2.0	1,829,617	(32,731)	—	Quarterly	Cayman Islands
Peak6 Achievement Fund XL Ltd.	1.9	1,759,665	(11,791)	4,225	Monthly	Cayman Islands
Luxor Capital Partners Offshore, Ltd.	1.9	1,756,449	(49,226)	—	Quarterly	Cayman Islands
Trient Global Macro Fund	1.9	1,750,051	76,650	—	Monthly	Ireland
Centerbridge Credit Partners Offshore, Ltd.	1.4	1,202,649	(227,302)	242,689	Biennial	Cayman Islands
Greenlight Capital Offshore (Gold), Ltd.	1.2	1,073,057	38,072	—	Annually	British Virgin Islands
Discovery Global Macro Fund, Ltd.	0.8	738,806	(12,713)	—	Quarterly	Cayman Islands
Brevan Howard Fund Limited	0.4	372,771	17,326	(743)	Monthly	Cayman Islands
Passport Special Opportunities Fund, LP**	0.3	313,559	(30,127)	34,805	Semi-Annually	United States
West Face Long Term Opportunities (USA) LP**	0.0	44,134	(18,034)	(504)	Quarterly	United States
Centerbridge Credit Partners, LP**	0.0	22,466	4,355	563	Biennial	United States
Azentus Global Opportunities Fund Limited	—	—	(10,157)	14,657	Quarterly	Cayman Islands
Brevan Howard Emerging Markets Strategies Fund Limited	—	—	—	77	Monthly	Cayman Islands
Monarch Debt Recovery Fund Ltd.	—	—	(40,756)	47,856	Annually	Cayman Islands
Scout Capital Fund, Ltd.	—	—	—	396	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0	$90,813,073	$1,374,152	$394,586

* Subject to the terms of the offering memorandums of the Investment Funds.
** Investment Fund held in ASGI Aurora Special Onshore Asset Holdings, Inc.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the six month period ended September 30, 2014. The Fund had no unfunded capital commitments as of September 30, 2014.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2014:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Credit  strategies  generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

Long/Short Equities  strategies  generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.

7. Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

  Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.
  Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.
  Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.
The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in Investment Funds. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows:

Description	Total Fair Value at September 30, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Event-Driven	$14,158,290	$–	$9,591,359	$4,566,931
Long/Short Credit	19,385,044	–	5,628,204	13,756,840
Long/Short Equities	31,200,936	–	23,798,463	7,402,473
Macro	16,000,126	–	16,000,126	–
Opportunistic	10,068,677	–	7,126,046	2,942,631
Total Investments	$90,813,073	$–	$62,144,198	$28,668,875

There were no transfers between Level 1 and Level 2 during the six month period ended September 30, 2014.

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of September 30, 2014
Investments in Investment Funds
Event-Driven	$5,678,984	$3,474	$129,725	$1,300,886	$(39,124)	$535,746	$(3,042,760)	$4,566,931
Long/Short Credit	14,938,056	243,252	61,425	1,456,594	(1,038,522)	–	(1,903,965)	13,756,840
Long/Short Equities	7,705,701	27,293	78,724	2,750,204	(90,395)	6,014	(3,075,068)	7,402,473
Opportunistic	2,833,451	10,993	(8,301)	262,500	(156,012)	–	–	2,942,631
Total	$31,156,192	$285,012	$261,573	$5,770,184	$(1,324,053)	$541,760	$(8,021,793)	$28,668,875

All transfers into Level 3 during the period end were due to a portion of the Fund's investment in certain Investment Funds not being available for withdrawal within 90 days of period end. All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

The following table is the net change in unrealized appreciation/(depreciation) for the period ended September 30, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of September 30, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Event-Driven	$$129,725
Long/Short Credit	61,425
Long/Short Equities	78,724
Opportunistic	(683)
Total	$$269,191

8. Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion. The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Members quarterly. If the interval between the date of purchase of Shares and repurchase of Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.

For the six month period ended September 30, 2014, transactions in the Fund's Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders
Class I	161,924.097	$16,756,000	–	$–	(76,289.061)	$(7,975,102)
Class A	8,378.623	863,015	–	–	(3,387.435)	(351,473)
	170,302.720	$17,619,015	–	$–	(79,676.496)	$(8,326,575)

9. Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser's and Subadviser's experience, the Fund believes the risk of loss from these arrangements to be remote.

ASGI Aurora Opportunities Fund, LLC Notes to Consolidated Financial Statements (unaudited) (continued) September 30, 2014

10. Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

11. Line of Credit Arrangement

The Fund maintains a committed, secured line of credit (the "Facility") with Royal Bank of Canada ("RBC"). The Facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.40% per annum, (b) a commitment fee of 0.80% per annum, and (c) a committed amount of $6,400,000. For the six month period ended September 30, 2014, the Fund had no borrowings and as of September 30, 2014, there was no outstanding balance under the line of credit. In addition, there was no interest expense and there was no outstanding interest fee payable as of September 30, 2014.

For the six month period ended September 30, 2014, commitment fees of $25,670 were expensed and are included in the accompanying Consolidated Statement of Operations. There were no commitment fees payable to RBC as of September 30, 2014.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement.

12. Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued, and has determined that there were no events that required disclosure other than those listed below.

The Fund received additional subscriptions of $825,000.

Effective November 1, 2014 (the "Effective Date"), the Adviser was renamed as Wells Fargo Investment Institute, Inc. ("WFII"). The Adviser's Global Alternative Investments ("GAI") division is responsible for continuing to manage the Fund under the advisory agreement. There was no change in control of the Adviser as a result of the changes. In conjunction with such changes at the Adviser, the Fund changed its legal name to GAI Aurora Opportunities Fund, LLC as of the Effective Date.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund's taxable year end of October 31, 2014.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on May 8, 2014, the Board, including the Independent Managers, considered and approved the continuation of the investment advisory agreement between the Adviser and the Fund ("Advisory Agreement") and the subadvisory agreement among the Adviser, the Fund and the Subadviser ("Subadvisory Agreement" and together with the Advisory Agreement, the "Advisory Agreements"). In preparation for review of the agreements, the Board requested the Adviser and Subadviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the investment advisory and subadvisory agreements. On May 8, 2014, the Independent Managers met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser and Subadviser being present.

Representatives of the Adviser and Subadviser made extensive presentations regarding the materials and responded to questions from the Independent Managers. Further, the Board, including the Independent Managers, took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process.

Upon consideration of these presentations, discussions, materials and other factors, the Board determined

Nature, Extent and Quality of Services Provided to each Fund.  The Board reviewed and considered the nature and extent of the investment advisory and sub-advisory services provided by the Adviser, including monitoring and oversight, and the Subadviser under the Advisory Agreement, including the selection of investments, allocation of the Fund's assets among, and monitoring performance of, underlying investment funds Investment Funds, evaluation of risk exposure of underlying Investment Funds, experience of underlying Investment Funds' managers, management of short-term cash and operations of underlying Investment Funds, and day-to-day portfolio management and general due diligence examination of underlying Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel and the Adviser's interactions with the Subadviser in assisting the Fund in compliance and other non-advisory areas. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and the Subadviser who would provide the investment advisory, sub-advisory, and administrative services to the Fund, including recent changes in such personnel. The Board examined performance of the Fund during the period and previously. The Board determined that the Adviser and the Subadviser's portfolio managers and key personnel are well qualified and perform the services in an efficient and professional manner with acceptable and competitive performance results. The Board also took into account the Adviser's and the Subadviser's compliance functions and their roles in determining the fair value of the Fund's assets. The Board also reflected on the annual audit process and the roles provided by the Adviser and Subadviser, including the time, resources and personnel availability provided by each. The Board concluded that the overall quality of the investment advisory, sub-advisory and administrative services was satisfactory.

Cost of the Services Provided, and whether Economies of Scale would be Realized.  The Board considered the Fund's advisory fee and concluded that each such fee was reasonable and satisfactory in light of the services to be provided. The Board reviewed the advisory and sub-advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee, sub-advisory fee and total expense ratio for the Fund with various comparative data, including a chart prepared by the Adviser comparing the fees payable by the Fund to those payable by comparable funds. The Board noted that the fees payable to the Adviser and the Subadviser were comparable to the fees payable to the investment managers of other similarly situated funds. The Board also considered fees charged by the Subadviser to other accounts managed by the Subadviser. The Board concluded that the advisory fee, the sub-advisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Profitability of the Adviser and each of its Affiliates.  The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser, including the Adviser's methodology in allocating costs in determining its profitability. Based on the review of the information they received, the Board members concluded that the profits earned by the Adviser were reasonable. The Board did not consider the costs of the services provided and profits, if any, realized by the Subadviser from the respective relationships with the Fund, noting instead the arm's-length nature of the relationship between the Adviser and the Subadviser with respect to the sub-advisory fee rates on behalf the Fund and that the Adviser pays the Subadviser from the advisory fee paid to the Adviser.

Benefits Derived by Adviser and/or Subadviser from the Relationship with the Fund. The Board considered the "fall-out" or ancillary benefits that may accrue to the Adviser and/or Subadviser as a result of the advisory relationship with the Fund. In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in Investment Funds, and that "fall-out" benefits, to the extent any exist, are not a material factor with regard to approving the Advisory Agreements.

General Conclusion.  Based on its consideration of all factors that it deemed material, the Board, including all of the Independent Trustees, determined that the Fund's advisory fee is fair and reasonable with respect to the quality of services that the Adviser and the Subadviser provide and in light of the other factors that had been discussed and deemed relevant by the Board. The Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Members of the Fund's Board of Managers ("Managers") are not required to hold Shares of the Fund. A majority of the Managers are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (collectively, the "Independent Managers"). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation or trust.

The identity of the Independent Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Independent Manager who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act (an "Interested Manager"), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Managers

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years (3)	Number of Portfolios In Fund Complex(4) Overseen by Managers	Other Directorships Held by Manager During the Last 5 Years
Adam Taback* Age: 43	Manager, President	Since 2011	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Chairman of the Board of Trustees, ASGI Agility Income Fund, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dean Age: 58	Manager	Since 2011	Executive Vice Chancellor and Provost, UNC at Chapel Hill, since 2013; Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, 1998 - 2013.	4
Member of Board of Trustees, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Dunn Age: 41	Manager	Since 2011	Chief Executive Officer, Chief Investment Officer, Verger Capital Management LLC, since 2014;Vice President, Chief Investment Officer, Wake Forest University, 2009-2014; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Member of Board of Trustees, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

Stephen Golding Age: 65	Manager	Since 2011	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	4
Trustee, Washington College, since 2003; Member of Board of Trustees, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010.

James Hille Age: 52	Manager	Since 2011	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 19952006.	4
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Member of Board of Trustees, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Board Member, Investment Advisory Board of the Texas State Treasury Safekeeping Trust and the Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

Jonathan Hook Age: 56	Manager	Since 2011	Chief Investment Officer, Harry and Jeanette Weinberg Foundation, since 2014; Vice President, Chief Investment Officer, The Ohio State University, 2008-2014; Chief Investment Officer, Baylor University, 2001-2008.	4
Member of Board of Trustees, ASGI Agility Income Fund, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupating(s) During Past Five Years(3)	Number of Portfolios In Fund Complex(4) Overseen by Managers	Other Directorships Held by Manager During the Last 5 Years
Dennis Schmal Age: 67	Manager	Since 2008	Self-employed; Board Director and Consultant.	4
Member of Board of Trustees, ASGI Agility Income Fund, LLC, since 2011; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011; Director, Grail Advisors ETF Trust (5 Funds) 2009-2011; Director, Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitos Global Inc., since 2012; Director, Varian Semiconductor Equipment Associates, from 2004 to 2011; Director, Merriman Holdings, Inc., since 2003; Director, North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2014.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board. Any Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Managers not subject to the removal vote (but only if there are at least three Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(3)
The information provided in this chart is as of September 30, 2014. As of November 1, 2014, the names of Alternative Strategies Group, Inc., Alternative Strategies Brokerage Services, Inc. and each Fund in the Fund Complex were changed. In addition, Mr. Taback’s title with the Adviser was changed from President to Managing Director.

(4)	The "Fund Complex" is currently comprised of four closed-end registered investment companies.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years(3)
Michael Roman Age: 33	Treasurer	Since 2011
Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 40	Secretary	Since 2011	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 49	Assistant Secretary	Since 2011	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Jeffrey Minerva Age: 32	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006.

Brigid Breen Age: 58	Chief Compliance Officer	Since 2014
Chief Compliance Officer, Alternative Strategies Group, Inc., since 2014; Senior Vice President and Compliance Manager, Wells Fargo Wealth Management, since 2002; Chief Compliance Officer, Charles Schwab Investment Management, Inc., 20002002; Chief Compliance Officer, Wells Capital Management, 1996-2000; Vice President and Accounting Manager, Wells Fargo Investment Operations, 1988-1996.

Sean M. Nicolosi Age: 41	Chief Operating Officer	Since 2014
Chief Operating Officer and Director, Alternative Strategies Group, Inc., since 2014; Chief Operating Officer and Director, A.G. Edwards Capital, Inc., since 2014; Vice President and Operations Manager, Alternative Strategies Group, Inc., 2012-2014; Vice President and Senior Financial Reporting Manager, BNY Mellon Global Investment Services, 2011-2012; Administration Manager, Alternative Strategies Group, Inc., 2005-2011.

(1)	As of September 30, 2014.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

(3)
The information provided in this chart is as of September 30, 2014. As of November 1, 2014, the name of Alternative Strategies Group, Inc. was changed. In addition, titles of certain officers with the Adviser changed as follows: (i) Michael Roman is now the Manager of Global Alternative Investments Finance and Accounting; (ii) Britta Patterson is now Senior Vice President and Secretary; and (iii) Sean Nicolosi is now Director of Alternative Investment Operations.

ASGI Aurora Opportunities Fund, LLC Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC's web site at www.sec.gov.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)	(3)	Not applicable.

(b)		Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	December 1, 2014

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer (principal financial officer)

Date	December 1, 2014

* Print the name and title of each signing officer under his or her signature.